GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:-     GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2011, 2012 and 2013.

	2011		2012		2013
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$11,887	$2,884	$7,773	$3,227	$7,887	$2,941
Americas	85,630	314	66,443	230	71,527	147
Europe	36,322	125	35,876	119	37,310	74
Far East	21,988	45	17,398	43	20,508	29

	$155,827	$3,368	$127,490	$3,619	$137,232	$3,191

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2011	2012	2013

Technology	$35,017	$24,673	$22,048
Networking	120,810	102,817	115,184

	$155,827	$127,490	$137,232